Condensed Consolidating Guarantor Financial Information - Additional Information (Details)	Dec. 31, 2018 Rate
HOC [member]
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage	100.00%
HWF Issuers [member]
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage	100.00%
Hilton Worldwide Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage	100.00%
Domestic Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Equity Method Investment, Ownership Percentage	100.00%